UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Quarter ended: September 30, 2000

Not an amendment.

Institutional Investment Manager Filing this Report:
Name: Horizon Asset Management, Inc.
Address: 342 Madison Avenue
Suite 702
New York, N.Y. 10173

13F File Number: 28-6986

The institutional investment manager filing this report; and person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Andrew M. Fishman
Title: Director of Compliance and General Counsel
Phone: 212-499-7739
Signature, Place, and Date of Signing:
Andrew M. Fishman
New York, New York
February 7, 2001

Report Type: 13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager: none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:
Number of Other Included Managers: none
Form 13F Information Table Entry Total: 136
Form Information Table Value Total: $220,949,766




NAME OF ISSUER					TITLE OF CLASS       CUSIP	VALUE
SHARES INV. DISCRET.
MARKET      SHARES DISC

ABBOTT LABORATORIES -
common-
002824100-
8008930
165344
 Sole
ACCENT COLOR SCIENCES INC -
common-
004305108-
7025
170000
 Sole
ACCESS PHARMACEUTICALS INC-
common-
004305108
68385
13677
sole
ALLIANCE CAP MGMT L P UNIT LTD PARTNERSHIP-
Common-
01855A101
372094
7350
sole
ALZA CORP CL A
common-
022615108
357000
8400
sole
AMBASE CORP-
Common-
023164106
75656
128600
sole
AMERICAN EXPRESS CO -
common-
025816109-
6227276
113351
 Sole
AMERICAN HOME PRODS CORP-
common-
026609107-
9148916
143964
sole
AMER INTL GROUP INC-
common-
026874107-
11001308
111617
 Sole
APPLIED MATERIALS-
common-
038222105-
599551
15700
 Sole
AT & T CORP LIBERTY MEDIA GROUP -
common-
001957208-
1173217
86502
 Sole
AUTOMATIC DATA PROCESSING INC -
common-
053015103-
272245
4300
 Sole
AVERY DENNISON CORP-
common-
053611109
301814
5500
sole
BANK AMER CORP -
common-
060505104-
298600
6509
 Sole
BANK OF NEW YORK INC-
common-
064057102-
2200723
39877
 Sole
BANK ONE CORP-
Common-
06423A103
317211
8661
sole
BARRA INC-
common-
068313105-
8734195
185341
 Sole
BECTON DICKINSON & CO-
common-
075887109-
415500
12000
 Sole
BERKSHIRE HATHAWAY INC DEL CL B -
common-
084670207-
15162114
6441
 Sole
BKF CAPITAL GROUP INC-
common-
05548G102
268093
14690
sole
BOEING CO -
common-
097023105-
686136
10396
 Sole
BP AMOCO P L C SPONSORED ADR-
common-
055622104-
945534
19750
 Sole
BRISTOL MYERS SQUIBB -
common-
110122108-
6432703
87001
 Sole
C CUBE MICROSYSTEMS INC NEW-
common-
12501N108
141599
11500
sole
CABLEVISION SYS CORP-
Common-
12686C109
1240773
14608
sole
CADBURY SCHWEPPES PLC ADR 10 ORD-
common-
214600
7400
sole
CAREMARK RX INC-
common-
141705103
300148
22130
sole
CENDANT CORP
Common
151313103
360700
37475
sole
CENTRAL PACIFIC MINERALS ADR-
common-
154762306
50825
10700
sole
CHEVRON CORP-
common-
166751107-
573841
6796
 Sole
CHOICEPOINT INC -
common-
170388102-
808392
12330
 Sole
CHRIS-CRAFT INDUSTRIES INC-
Common-
170520100
241662
3634
sole
CINCINNATI FINANCIAL CORP-
common-
172062101-
2177474
55038
 Sole
CISCO SYS INC-
common-
17275R102-
499086
13048
 Sole
CITIGROUP INC.-
common-
172967101-
683940
13394
 Sole
CLARK/BARDES HOLDINGS INC-
common-
180668105
227864
22505
sole
COCA COLA CO -
common-
191216100-
526809
8645
 Sole
COLGATE PALMOLIVE CO-
common-
194162103-
393497
6096
 Sole
COMMONWEALTH TELEPHONE ENTERPRISE -
common-
203349105
537880
15368
sole
COMPUCOM SYSTEMS INC-
common-
204780100
18446
14400
sole
CORNING INC -
common-
219350105-
1311824
24839
 Sole
DANAHER CORP -
common-
235851102-
512814
7500
 Sole
DATA BROADCASTING CORP-
common-
237596101
54513
15575
sole
DELUXE CORP-
common-
248019101
488469
19330
sole
DISNEY WALT CO -
common-
254687106-
7123833
246176
 Sole
DUFF & PHELPS UTIL & CORPORATE BD TR INC-
common-
26432K108
673200
52800
sole
DU PONT DE NEMOURS EI CO-
common-
263534109-
291762
6039
 Sole
ELECTRONIC DATA SYS CORP NEW-
Common-
285661104
472107
8175
sole
EQUIFAX INC-
common-
294429105-
675678
23553
 Sole
EQUITY OFFICE PROPERTIES TR-
common-
294741103
446147
13675
sole
EXXON MOBIL CORP
Common-
30231G102
2757065
31713
sole
FANNIE MAE-
common-
313586109
277600
3200
sole
FEDERAL AGRIC MTG CORP CL C-
common-
313148306-
4538566
194163
 Sole
FIDELITY NATIONAL FINANCIAL CORP-
common-
316326107
686308
18580
sole
FIFTH THIRD BANCORP -
common-
316773100-
448425
7505
 Sole
FIRST UNION CORP-
common-
337358105-
338874
12184
 Sole
FLOWERS INDUSTRIES INC-
common-
343496105
170100
10800
sole
FOREST CITY ENTERPRISES CL A -
common-
345550107-
467460
11925
 Sole
FREDDIE MAC USDO.21-
common-
313400301
2243673
32576
sole
GANNETT CO INC
Common-
364730101
302702
4800
 Sole
GENERAL ELECTRIC CO-
common-
369604103-
2163696
45135
 Sole
GENERAL MILLS INC -
common-
370334104-
363634
8160
 Sole
GIGA INFORMATION GROUP INC-
Common-
37517M109
98719
20250
sole
GILLETTE CO -
common-
375766102-
364936
10102
 Sole
GLENAYRE TECHNOLOGIES INC-
common-
377899109
44138
12500
sole
HARRIS CORP DEL-
common-
413875105-
480813
15700
 Sole
HONEYWELL INTL INC-
common-
438516106
293367
6201
sole
HUMAN GENOME SCIENCES INC-
common-
444903108-
346565
5000
 Sole
IMS HEALTH INC-
common-
449934108-
7433590
275318
 Sole
INSIGNIA FINANCIAL GROUP INC-
common-
45767A105
485509
40885
sole
INTERPUBLIC GROUP COS-
common-
460690100-
590092
13864
 Sole
INTL BUSINESS MACH -
common-
459200101-
306000
3600
 Sole
INTL FLAVORS & FRAGRANCES INC-
common-
459506101
5277619
259815
sole
JOHNSON & JOHNSON -
common-
478160104-
6805770
64778
 Sole
KINDER MORGAN ENERGY PARTNERS LP-
common-
494550106
302401
5370
sole
KONINKLIJKE PHILIPS ELECTRS N V
SPONSORED ADR-
common-
500472303
485932
13405
 Sole
KROLL O' GARA CO-
common-
501050108
556050
92675
sole
LABRANCHE & CO INC
Common-
505447102
299210
9790
 Sole
LEUCADIA NATIONAL CORP-
common-
527288104
2473570
69800
sole
LIBERTY LIVEWIRE CORP CL A-
common-
530709104
91833
11945
sole
LORAL SPACE & COM PFD CVT SER 6%-
convertible preferred-
G56462149
156000
13000
sole
LVMH MOET HENNESSY LOUIS VUITTON SP
ADR-
common-
502441207-
354008
27100
 Sole
M & T BANK CORP-
common-
55261F104-
2656080
39060
 Sole
MCDONALDS CORP -
common-
580135101-
1871530
55045
 Sole
MERCK & CO INC-
common-
589331107-
7780710
83105
 Sole
METROMEDIA INTL GROUP INC-
common-
591695101
49140
18900
sole
MIDDLESEX WATER CO-
common-
596680108
209250
6200
sole
MINNESOTA MINING & MANUFACTURING CO
Common-
604059105
403675
3350
 Sole
MOTOROLA INC -
common-
620076109-
688569
34003
 Sole
NEW PLAN EXCEL RLTY TR INC-
common-
648053106
273329
20825
sole
NORFOLK SOUTHERN CRP
Common-
655844108
264050
19834
 Sole
NUCENTRIX BROADBAND NETWORKS INC-
Common-
670198100
270767
24068
sole
NUVEEN PERFORMANCE PLUS MUN FD-
common-
67062P108
1056282
80095
sole
OMNICOM GROUP-
common-
681919106-
248625
3000
 Sole
PALL CORP -
common-
696429307-
975125
45753
 Sole
PFIZER INC-
common-
717081103-
7919544
172164
 Sole
PHARMACIA CORP-
common-
71713U201
282381
5450
PHARMACIA CORPORATION-
common-
71713U102
643306
545010546
sole
PHILIP MORRIS COS -
common-
718154107-
1254088
28502
 Sole
PICO HOLDINGS INC-
Common-
693366205
249814
20085
sole
PIER 1 INC-
common-
720279108-
550581
53387
 Sole
PIONEER INTEREST SHS-
Common-
723703104
734063
65250
 Sole
PNC BANK CORP-
common-
693475105
204576
2800
sole
PRENTISS PPTYS-
common-
740706106-
296317
11000
 Sole
PRIME RETAIL INC-
common-
741570105-
18291
39000
 Sole
RAYTHEON CO CL B-
Common-
755111408
405372
13050
 Sole
RCN CORP -
common-
749361101-
489466
78033
 Sole
REYNOLDS R J TOB HLDGS INC-
common-
76182K105
362312
7432
sole
ROYAL DUTCH PETROLEUM CO -
common-
780257804-
536830
8864
 Sole
SBC COMMUNICATIONS INC-
common-
78387G103-
293759
6152
 Sole
SCHERING PLOUGH CORP -
common-
806605101-
1937100
34134
 Sole
SCHLUMBERGER LTD-
Common-
806857108
519597
6500
 Sole
SCHWAB CHARLES CORP NEW-
common-
808513105-
6541856
230550
 Sole
SCRIPPS CO (E.W.) CL A-
common-
811054204
525321
8355
sole
SERVICEMASTER CO-
common-
81760N109-
8475570
737006
 Sole
TRW INC-
common-
872649108
631626
16300
sole
TELEPHONE & DATA SYS INC -
common-
879433100-
380250
4225
 Sole
TEXACO INC-
common-
881694103-
704064
11333
 sole
TOOTSIE ROLL INDS-
common-
890516107
208573
4528
sole
TREMONT ADVISERS INC CL B-
common-
894729201
340825
28550
sole
UNION PACIFIC CORP-
common-
907818108
250959
4945
sole
UNITED GLOBAL COM CL A -
common-
913247508
292123
21440
sole
US OFFICE PRODS CO NEW-
Common-
912325305
2177
53659
sole
USA EDUCATION INC-
common-
90390U102
952075
14001
sole
UST INC-
common-
902911106
364819
13000
sole
VERIZON COMMUNICATIONS-
common-
92343V104
566164
11295
sole
VIACOM INC CL B-
common-
925524308
284287
6081
sole
VIMPEL COMMUNICATIONS SPN ADR-
68370R109
195235
13125
 Sole
VLASIC FOODS INTL INC-
Common-
928559103
14675
58700
sole
VODAFONE AIRTOUCH PUBLIC LTD COMPANY ADR-
Common-
92857T107
388750
10855
 sole
VORNADO RLTY TR-
common-
929042109
376808
9835
sole
WASHINGTON POST CO CL B -
common-
939640108-
12747220
20664
 Sole
WATER PIK TECHNOLOGIES INC-
Common-
94113U100
115395
16485
sole
WD 40 CO-
 common-
929236107
200212
10300
sole
WELLS FARGO & CO NEW-
common-
949746101-
865948
15550
 Sole
WESCO FINANCIAL CORP COM-
common-
950817106-
4065655
14430
 Sole

TOTAL-220949766